FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

August 13, 2007
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $3,239,212 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                         FORM 13F
                                                                                      (SEC USE ONLY)
QTR ENDED: 6/30/07                             Name of Reporting Manager:  Sandell Asset Management
                                                                                                                     Item 8:
          Item 1:                    Item 2 :      Item 3:     Item 4:   Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
      Name of Issuer              Title of Class   CUSIP    Fair Market Shares or Investment Managers
                                                   Number      Value   Principal Discretion See Instr.V (a) Sole (b) Shared (c) None

 ADVANCED MICRO DEVICES INC PUTS       COM         007903-10-7  11,440    800,000 PUT   SOLE             800,000      -        -
 ALCOA INC                             COM         013817-10-1 153,459  3,786,299 SHS   SOLE           3,786,299      -        -
 ALLIANT TECHSYSTEMS INC
   2.75% 2/15/24                  NOTE 2.750% 2/1  018804-AH-7   3,274  2,500,000 PRN   SOLE                          -        -
 ALLIED DEFENSE GROUP INC              COM         019118-10-8   1,392    180,957 SHS   SOLE             180,957      -        -
 AMERCO                                COM         023586-10-0   5,876     77,834 SHS   SOLE              77,834      -        -
 AMERICAN ELECTRIC POWER CO            COM         025537-10-1   6,756    150,000 SHS   SOLE             150,000      -        -
 AMERICAN EQUITY INVT LIFE HLD CO
   5.25% 12/6/24                  NOTE 5.25 12/0   025676-AE-7  14,117 12,500,000 PRN   SOLE                          -        -
 AMERICAN MED SYS HLDGS INC
   3.25 7/1/36                    NOTE 3.250% 7/0  02744M-AA-6  11,300 10,000,000 PRN   SOLE                          -        -
 AMERICAN ORIENTAL BIOENGINEERING INC  COM         028731-10-7   3,102    348,496 SHS   SOLE             348,496      -        -
 AMR CORP 4.25 2/15/24            NOTE 4.250%12/1  001765-BB-1   4,031  3,000,000 PRN   SOLE                          -        -
 AMR CORP PUT                          COM         001765-10-6   3,030    115,000 PUT   SOLE             115,000      -        -
 ANDERSONS INC                         COM         034164-10-3  35,558    784,436 SHS   SOLE             784,436      -        -
 APPLEBEES INTL INC                    COM         037899-10-1  36,620  1,519,522 SHS   SOLE           1,519,522      -        -
 BERRY PETE CO                         CL A        085789-10-5  25,295    671,318 SHS   SOLE             671,318      -        -
 BIOMET INC                            COM         090613-10-0  74,692  1,633,676 SHS   SOLE           1,633,676      -        -
 BIOMET INC PUT 37.50 JAN 08           COM         090613-10-0  56,089  1,226,800 PUT   SOLE           1,226,800      -        -
 BISYS GROUP INC                       COM         055472-10-4  70,289  5,941,613 SHS   SOLE           5,941,613      -        -
 BLOCK H & R INC                       COM         093671-10-5  90,530  3,873,755 SHS   SOLE           3,873,755      -        -
 CHECKFREE CORP                        COM         162813-10-9   8,476    210,838 SHS   SOLE             210,838      -        -
 CHENIERE ENERGY INC                 COM NEW       16411R-20-8   5,819    150,000 SHS   SOLE             150,000      -        -
 CHESAPEAKE ENERGY CORP
   2.75% 11/15/35                 NOTE 2.750%11/1  165167-BW-6  16,280 15,000,000 PRN   SOLE                          -        -
 CIENA CORP .875% 6/15/17         NOTE 0.875% 6/1  171779-AE-1  10,714 10,000,000 PRN   SOLE                          -        -
 CLECO CORP                            COM         12561W-10-5   1,225     50,000 SHS   SOLE              50,000      -        -
 CMS ENERGY CORP                       COM         125896-10-0   3,440    200,000 SHS   SOLE             200,000      -        -
 CNX GAS CORP                          COM         12618H-30-9  14,034    458,620 SHS   SOLE             458,620      -        -
 COMSTOCK RES INC                    COM NEW       205768-20-3   2,248     75,000 SHS   SOLE              75,000      -        -
 CONSECO INC 3.5 9/30/35          DBCV 3.500% 9/3  208464-BH-9   1,831  1,800,000 PRN   SOLE                          -        -
 CONSOL ENERGY INC                     COM         20854P-10-9  11,850    256,985 SHS   SOLE             256,985      -        -
 CONSTELLATION ENERGY GROUP            COM         210371-10-0   6,111     70,100 SHS   SOLE              70,100      -        -
 CONTINENTAL AIRLINES JAN 08 $17.5 PUT CL B        210795-30-8   9,314    275,000 PUT   SOLE             275,000      -        -
 DAYSTAR TECHNOLOGIES INC              COM         23962Q-10-0     973    154,416 SHS   SOLE             154,416      -        -
 DIAMOND OFFSHORE DRILLING IN          COM         25271C-10-2   5,078     50,000 SHS   SOLE              50,000      -        -
 DRIL-QUIP INC                         COM         262037-10-4   4,495    100,000 SHS   SOLE             100,000      -        -
 DYNEGY INC-CL A                       CL A        26817G-10-2  18,800  2,000,000 SHS   SOLE           2,000,000      -        -
 EMPRESA DIST Y COMERCIAL NOR        SPON ADR      29244A-10-2  14,496    709,550 SHS   SOLE             709,550      -        -
 ENCORE ACQUISITION CO                 COM         29255W-10-0  45,189  1,625,498 SHS   SOLE           1,625,498      -        -
 ENERGY PARTNERS LTD                   COM         29270U-10-5   2,006    120,200 SHS   SOLE             120,200      -        -
 ENTERGY CORP                          COM         29364G-10-3   2,684     25,000 SHS   SOLE              25,000      -        -
 ENVIROMENTAL POWER CORP               COM         29406L-20-1     307     34,285 SHS   SOLE              34,285      -        -
 EQUINIX INC NOTE 2.5% 4/15/12    NOTE 2.500% 4/1  29444U-AF-3   4,693  4,500,000 PRN   SOLE                          -        -
 EQUITABLE RESOURCES INC               COM         294549-10-0     605     12,200 SHS   SOLE              12,200      -        -
 EXCO RESOURCES INC                    COM         269279-40-2  67,034  3,843,684 SHS   SOLE           3,843,684      -        -
 EXPLORATION CO                        COM NEW     302133-20-2     539     52,457 SHS   SOLE              52,457      -        -
 FAIR ISAAC CORP                       COM         303250-10-4 115,305  2,874,000 SHS   SOLE           2,874,000      -        -
 FIRSTENERGY CORP                      COM         337932-10-7   6,473    100,000 SHS   SOLE             100,000      -        -
 FORD MTR CO DEL                  NOTE 4.250%12/1  345370-CF-5  38,821 31,000,000 PRN   SOLE                          -        -
 FOREST OIL CORP                  COM PAR $0.01    346091-70-5  49,639  1,174,620 PRN   SOLE                          -        -
 GENCORP INC                           COM         368682-10-0  69,560  5,322,115 SHS   SOLE           5,322,115      -        -
 GENCORP INC NOTE                 SDCV 2.250%11/1  368682-AK-6   1,869  2,000,000 PRN   SOLE                          -        -
 GENERAL MTRS CORP                     COM         370442-10-5   3,780    100,000 SHS   SOLE             100,000      -        -
 GENESIS HEALTHCARE CORP               COM         37184D-10-1  63,280    924,879 SHS   SOLE             924,879      -        -
 GMX RES INC                           COM         38011M-10-8   7,169    207,200 SHS   SOLE             207,200      -        -
 GRANT PRIDECO INC                     COM         38821G-10-1  60,381  1,121,693 SHS   SOLE           1,121,693      -        -
 GRIFFON CORP                          COM         398433-10-2  27,328  1,254,744 SHS   SOLE           1,254,744      -        -
 HALLIBURTON CO                        COM         406216-10-1  19,320    560,000 SHS   SOLE             560,000      -        -
*HEINZ HJ CO                           COM         423074-10-3 255,455  5,381,400 SHS  SHARED                      5,381,400   -
 HERCULES OFFSHORE INC                 COM         427093-10-9   6,476    200,000 SHS   SOLE             200,000      -        -
 HORNBECK OFFSHORE SVCS INC N          COM         440543-10-6   6,202    160,000 SHS   SOLE             160,000      -        -
 HOUSE OF TAYLOR JEWELRY INC           COM         44176R-10-6     358    277,162 SHS   SOLE             277,162      -        -
 IHS INC                               CL A        451734-10-7   6,900    150,000 SHS   SOLE             150,000      -        -
 INFINEON TECHNOLOGIES AG          SPONSORED ADR   45662N-10-3   3,306    200,000 SHS   SOLE             200,000      -        -
 INFOSPACE INC                       COM NEW       45678T-20-1  64,320  2,771,204 SHS   SOLE           2,771,204      -        -
 INOVIO BIOMEDICAL CORP                COM         45773H-10-2     863    308,382 SHS   SOLE             308,382      -        -
 LAUREATE EDUCATION INC                COM         518613-10-4  20,194    327,500 SHS   SOLE             327,500      -        -
 LEUCADIA NATL CORP 3.75% 4/15/14 NOTE 3.750% 4/1  527288-AX-2   8,354  5,000,000 PRN   SOLE                          -        -
 LUMERA CORP                           COM         55024R-10-6     270     60,444 SHS   SOLE              60,444      -        -
 MAGNA INTERNATIONAL INC               CL A        559222-40-1   9,099    100,000 SHS   SOLE             100,000      -        -
 MARATHON OIL CORP                     COM         565849-10-6   5,097     85,000 SHS   SOLE              85,000      -        -
 MIRANT CORP                           COM         60467R-10-0 225,050  5,276,673 SHS   SOLE           5,276,673      -        -
 NORTHWEST AIRLS CORP                  COM         667280-40-8  53,155  2,394,377 SHS   SOLE           2,394,377      -        -
 NRG ENERGY INC                      COM NEW       629377-50-8  22,333    537,245 SHS   SOLE             537,245      -        -
 OCCIDENTAL PETROLEUM CORP DEL         COM         674599-10-5   2,315     40,000 SHS   SOLE              40,000      -        -
 ONEOK INC NEW                         COM         682680-10-3  22,685    450,000 SHS   SOLE             450,000      -        -
 PEABODY ENERGY CORP                   COM         704549-10-4   2,419     50,000 SHS   SOLE              50,000      -        -
 PETROHAWK ENERGY CORP                 COM         716495-10-6   5,155    325,000 SHS   SOLE             325,000      -        -
 PIONEER NAT RES CO                    COM         723787-10-7  69,860  1,434,200 SHS   SOLE           1,434,200      -        -
 PLAINS EXPL& PRODTN CO                COM         726505-10-0  57,847  1,209,941 SHS   SOLE           1,209,941      -        -
 PLANTRONICS INC NEW                   COM         727493-10-8  26,823  1,023,000 SHS   SOLE           1,023,000      -        -
 PROSPECT MEDICAL HOLDINGS IN          CL A        743494-10-6   1,725    300,000 SHS   SOLE             300,000      -        -
 PSIVIDA LTD                       SPONSORED ADR   74439M-10-7     154    101,044 SHS   SOLE             101,044      -        -
 QUINTANA MARITIME LTD                 SHS         Y7169G-10-9   8,136    514,309 SHS   SOLE             514,309      -        -
 RELIANT ENERGY INC                    COM         75952B-10-5   1,399     51,900 SHS   SOLE              51,900      -        -
 RETAIL VENTURES INC                   COM         76128Y-10-2  15,115    937,096 SHS   SOLE             937,096      -        -
 RIO NARCEA GOLD MINES INC             COM         766909-10-5  19,037  3,755,600 SHS   SOLE           3,755,600      -        -
 SBA COMMUNICATIONS CORP          NOTE 0.375%12/0  78388J-AJ-5   8,853  8,000,000 PRN   SOLE                          -        -
 SOUTHERN UNION CO                     COM         844030-10-6 382,956 11,750,714 SHS   SOLE          11,750,714      -        -
 STAR MARITIME ACQUISITION CORP        COM         85516E-10-7   1,226    100,000 SHS   SOLE             100,000      -        -
 SYMANTEC CORP                         COM         871503-10-8  60,870  3,013,360 SHS   SOLE           3,013,360      -        -
 TESORO CORP                           COM         881609-10-1  10,001    175,000 SHS   SOLE             175,000      -        -
 TIM PARTICIPACOES S A             SPONS ADR PFD   88706P-10-6  10,007    290,300 SHS   SOLE             290,300      -        -
 TRANSOCEAN INC                        ORD         G90078-10-9  18,695    176,400 SHS   SOLE             176,400      -        -
 TRIAD HOSPITALS INC                   COM         89579K-10-9 123,600  2,299,112 SHS   SOLE           2,299,112      -        -
 TRUMP ENTMT RESORTS INC
   12.50 PUT 1/19/08                   COM         89816T-10-3   7,400    588,200 PUT   SOLE             588,200      -        -
 TRUMP ENTMT RESORTS INC CALL 7/21/07  COM         89816T-10-3   7,925    630,000 CALL  SOLE             630,000      -        -
 UAL CORP JAN 08 $20 PUT               COM         902549-80-7  10,148    250,000 PUT   SOLE             250,000      -        -
 UNISOURCE ENERGY CORP                 COM         909205-10-6   3,274     99,547 SHS   SOLE              99,547      -        -
 VALERO ENERGY CORP NEW                COM         91913Y-10-0   9,971    135,000 SHS   SOLE             135,000      -        -
 WCI CMNTYS INC                        COM         92923C-10-4  68,248  4,091,600 SHS   SOLE           4,091,600      -        -
*WENDYS INTL INC                       COM         950590-10-9 143,913  3,916,013 SHS   SOLE           3,916,013      -        -
 WILLIAMS COS INC DEL                  COM         969457-10-0 123,046  3,891,400 SHS   SOLE           3,891,400      -        -
 ZIX CORP                              COM         98974P-10-0     961    519,320 SHS   SOLE             519,320      -        -

                                               Value Total: $3,239,212

                                               Entry Total:        101




* Represents positions also reported on the 13F Report filed by Nelson Peltz